Fair Value Measurements - Fair value measurements on a Nonrecurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	$ 270,166	$ 240,378
Restricted cash - Fair Value	29,623	8,797
Other investments - Fair Value	12,289	47,000
Amounts due from related parties, short-term - Fair Value	36,620	0
Amounts due from related parties, long-term - Fair Value	0	39,570
Amounts due to related parties, short-term - Fair Value	0	(32,026)
Credit facilities and financial liabilities, including current portion, net - Fair Value	(1,827,384)	(1,410,563)
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	270,166	240,378
Restricted cash - Fair Value	29,623	8,797
Other investments - Fair Value	12,289	47,000
Amounts due from related parties, short-term - Fair Value	0
Amounts due from related parties, long-term - Fair Value		0
Amounts due to related parties, short-term - Fair Value		0
Credit facilities and financial liabilities, including current portion, net - Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	0	0
Restricted cash - Fair Value	0	0
Other investments - Fair Value	0	0
Amounts due from related parties, short-term - Fair Value	36,620
Amounts due from related parties, long-term - Fair Value		39,570
Amounts due to related parties, short-term - Fair Value		(32,026)
Credit facilities and financial liabilities, including current portion, net - Fair Value	(1,827,384)	(1,410,563)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	0	0
Restricted cash - Fair Value	0	0
Other investments - Fair Value	0	0
Amounts due from related parties, short-term - Fair Value	0
Amounts due from related parties, long-term - Fair Value		0
Amounts due to related parties, short-term - Fair Value		0
Credit facilities and financial liabilities, including current portion, net - Fair Value	$ 0	$ 0